Consolidated Financial Statements	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Financial Statements

Consolidated Financial Statements

The Company has prepared the unaudited condensed consolidated balance sheet as of September 30, 2013, the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2013 and 2012, and the unaudited condensed consolidated statements of cash flows for the nine months ended September 30, 2013 and 2012, in conformity with U. S. generally accepted accounting principles. In the opinion of management, all necessary adjustments (which include only normal recurring adjustments) have been made to present fairly the financial position as of September 30, 2013 and the results of operations and cash flows for all periods presented.  Balance sheet data as of December 31, 2012 has been derived from the audited consolidated financial statements as of that date. The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Certain information and footnote disclosures, normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles, have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading.  These consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 and the Current Report on Form 8-K filed August 29, 2013.  The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the operating results for the full year.